Share-Based Payments - Warrants (Details)		1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 04, 2021 kr / shares	Dec. 31, 2021 kr / shares	Jun. 30, 2021	Dec. 31, 2020 kr / shares	Jun. 30, 2021	Dec. 31, 2021 kr / shares $ / shares	Dec. 31, 2021 kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Aug. 10, 2020 kr / shares
Share-Based Payments
Warrants as a percentage of outstanding shares						11.80%	11.80%	13.80%	13.50%
Warrants.
Share-Based Payments
Vesting period					36 months	36 months	36 months	36 months
Warrants granted		523,599	62,147	1,655	62,147	63,802	63,802	363,168	257,832
Warrants granted, price per share | (per share)						$ 5.38	kr 1	kr 1	kr 1
Warrants. | CFO
Share-Based Payments
Warrants granted									150,660
Ordinary Shares, nominal value of DKK 1 per share
Share-Based Payments
Nominal value per share		kr 1		kr 1		$ 1	kr 1	kr 1		kr 1
Ordinary Shares, nominal value of DKK 1 per share | Stock Split
Share-Based Payments
Share split ratio	2
Bonus issue share ratio	17
Nominal value per share prior to stock split	kr 2
Nominal value per share	kr 1
Ordinary Shares, nominal value of DKK 1 per share | Warrants. | Stock Split
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split	kr 2
Warrants granted, price per share	kr 1